Schedule of Accounts receivable and prepaid expenses (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Credit Loss [Abstract]
Prepaid expenses	$ 382,198	$ 334,686
HST Receivable	121,621	51,532
Environment protection agency overpayment (note 8)	94,582	170,729
Total	$ 598,401	$ 556,947